CONSOLIDATED STATEMENT OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Cash flows from operating activities
Net loss	$ (22,868)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of premiums	1,060
Loan loss provision, net	212
Change in unrealized loss on investments held at fair value	26,901
Changes in operating assets and liabilities:
Accrued interest receivable	(1,632)
Other assets	(1,096)
Accrued interest payable	932
Accounts payable, accrued expenses and other liabilities	1,636
Net cash provided by operating activities	5,145
Cash flows from investing activities
Proceeds from payments received on mortgage loans held in variable interest entities	2,281
Proceeds from payments received on mortgage loans held for investment	455
Net cash provided by investing activities	2,736
Cash flows from financing activities
Principal repayments on borrowings under secured financing agreements	(419)
Bridge facility payments	(95,000)
Proceeds from the issuance of common stock through public offering, net of offering costs	91,948
Repurchase of common stock	(1,339)
Dividends paid to common stockholders	(1,157)
Distributions to redeemable noncontrolling interests in the Operating Partnership	(2,019)
Contributions from noncontrolling interests	302
Net cash used in financing activities	(7,684)
Net increase in cash, cash equivalents and restricted cash	197
Cash, cash equivalents and restricted cash, end of period	197
Supplemental Disclosure of Cash Flow Information
Interest paid	3,054
Supplemental Disclosure of Noncash Activities (Note 2)
Contributions from noncontrolling interests	2,739,693
Other assets acquired from contributions from noncontrolling interests	3,616
Assumed debt on contributions from noncontrolling interests	$ (2,491,682)